Regulatory Capital And Restrictions (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jan. 01, 2015
Undivided profits	$ 860,963,000	$ 695,207,000
Dividend paid to parent company	180,000,000	180,000,000
First Tennessee Bank National Association [Member]
Total Capital, Actual Ratio	17.86%	18.36%
Tier 1 Capital, Actual Ratio	16.12%	15.99%
Leverage, Actual Ratio	12.72%	12.71%
Vault cash used to meet cash reserve requirements	150,800,000	137,800,000
Undivided profits	1,000,000,000
Available amount for dividend without prior regulatory approval	(75,700,000)		15,100,000
Percent of capital stock and surplus threshold for credit extension to affiliates	20.00%
Maximum amount of credit bank may extend to all affliates	688,000,000
Maximum amount of credit bank may extend to parent and certain financial subsidiaries	344,000,000
Number of years most recently completed	2 years
Number of immediately preceding years	2 years
Percent of capital stock and surplus threshold for credit extension to parent and certain financial subsidiaries	10.00%
First Tennessee Bank National Association [Member] | Minimum [Member]
Cash reserve required	125,900,000	115,200,000
Fhn [Member]
Total Capital, Actual Ratio	16.18%	16.23%
Tier 1 Capital, Actual Ratio	14.46%	13.87%
Leverage, Actual Ratio	11.43%	11.04%
Covered Transactions	900,000
FTBNA Excluding Financial Subsidiaries [Member]
Total Capital, Actual Ratio	16.59%	16.84%
Tier 1 Capital, Actual Ratio	15.77%	15.43%
Leverage, Actual Ratio	12.41%	12.33%
All Affiliates [Member]
Covered Transactions	366,700,000
FTN Financial Securities Corporation [Member]
Total Equity investment from FTBNA	$ 365,800,000